CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries:

		Equity Interests
Consolidated company	Country	Total capital (*)
		2023	2022	2021
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	75.36	47.34	70.62
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	—	—	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	100.00

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**) The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 77.92% in 2023, 62.14% in 2022 and 73.54% in 2021.

(1) Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP and Chaparral Steel Company.
(2) Subsidiaries: Gerdau Açominas Overseas Ltd.
(3) Subsidiary: Gerdau MacSteel Inc.
(4) Fixed-income investment fund managed by Santander Bank.
(5) Subsidiary: Siderco S.A.
(6) Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A. and Cluster Industrial S.A.

In March 2022, the Company sold 100% of its interest in the subsidiary Sizuca - Siderúrgica Zuliana C.A., located in Venezuela, without recognizing material losses in relation to the equity value recorded in its financial statements on December 31, 2021. In June 2022, the Company acquired an additional interest of 3.65% in the subsidiary Siderúrgica Latino Americana S.A., subsequently incorporating it into the subsidiary Gerdau Aços Longos S.A., which resulted in the recognition of a loss of R$ 33,845 in the equity attributable to the equity holders of the parent as a result of transactions with non-controlling shareholders. The other amounts involved in these transactions and their impact on the financial statements are not considered material by the Management of the Company.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
Joint ventures	Country	Total capital (*)
		2023	2022	2021
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.85	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.16	27.50	27.50
Addiante S.A.	Brazil	50.00	50.00	—
Ubiratã Tecnologia S.A.	Brazil	50.00	50.00	—
Brasil ao Cubo S.A. (Note 3.4)	Brazil	44.66	—	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Although the Company owns more than 50% of Gerdau Corsa S.A.P.I. de C.V. and Gerdau Summit Aços Fundidos e Forjados S.A., it does not consolidate the financial statements of these joint venture entities, due to joint control agreements with the other shareholders that prevent the Company from controlling the decisions in conducting the joint venture’s business.

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The summarized financial information of these joint ventures, accounted for under the equity method, is presented below:

	Joint ventures
Joint ventures	2023	2022	2021
Cash and cash equivalents	1,560,816	948,019	1,146,411
Total current assets	6,212,742	5,358,394	6,175,859
Total non-current assets	6,362,085	4,817,960	5,223,576
Short-term debt	389,433	454,518	890,039
Total current liabilities	3,821,055	3,574,475	4,360,043
Long-term debt	633,163	921,164	2,054,530
Total non-current liabilities	1,210,572	1,232,537	2,374,207
Net sales	13,605,661	14,978,713	12,263,023
Cost of sales	(8,907,668)	(12,072,326)	(10,075,640)
Income before financial income (expences) and taxes	1,998,139	2,424,468	1,396,769
Financial income	211,149	339,310	349,333
Financial expenses	(319,079)	(501,573)	(740,096)
Income and social contribution taxes	(249,629)	(518,113)	(104,359)
Net income	1,372,870	1,713,009	968,064
Depreciation and amortization	(329,855)	(299,830)	(742,566)
Total comprehensive income for the year, net of tax	1,380,500	1,710,953	968,239

3.3 — Associate companies

Listed below is the interest in associate company:

		Equity interests
Associate company	Country	Total capital (*)
		2023	2022	2021
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Newave Energia S.A (Note 3.4)	Brazil	33.33	—	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Although the Company owns more than 50% of Dona Francisca Energética S.A., it does not consolidate the financial statements of this associate because according to the associate by-laws it is necessary 65% of interest to control the company.

The Company presents the associate companies information in aggregate, since the investments in these entities are not individually material. The summarized financial information of the associate company, accounted for under the equity method, is presented below:

	Associate company
Associate company	2023	2022	2021
Cash and cash equivalents	138,389	12	16
Total current assets	165,048	10,148	13,570
Total non-current assets	424,053	165,267	166,855
Total current liabilities	(122,308)	22,374	19,938
Total non-current liabilities	(7,965)	31,266	42,987
Net sales	80,312	66,163	66,796
Cost of sales	(41,022)	(32,368)	(24,676)
Income before financial income (expences) and taxes	(15,033)	32,703	40,193
Financial income	33,528	1,187	489
Financial expenses	(4,793)	(6,359)	(1,153)
Income and social contribution taxes	(2,557)	(3,009)	(2,298)
Net income	9,134	24,522	37,231
Depreciation and amortization	(10,329)	(11,646)	(5,464)
Total comprehensive income for the year, net of tax	9,134	24,522	37,231

3.4 — Acquisition of entities and Assets held for sale

a) Acquisition of joint ventures and associate company

I) On January 10, 2023, the Company converted into equity interest a convertible loan with the Brasil ao Cubo S.A. in the amount of R$141 million. On the same date, the Company also acquired some shareholdings from the original shareholders in the amount of R$37 million and, as a result of these operations, became the holder of 44.66% of the total capital of this company. Brasil ao Cubo S.A. operates in the construction of buildings, the manufacture of metallic structures, the manufacture of metal frames, the manufacture of locksmith articles, with the exception of frames, retail trade of construction materials in general and engineering services.

II) On March 15, 2023, the Company’s subsidiary Gerdau Next S.A. (“Gerdau Next”) and Fundo Newave Energia I Advisory Fundo de Investimento em Participações Multiestratégia (“NW Capital”), signed an agreement for the subscription of an equity interest in the share capital of Newave Energia S.A. (“Newave”) by Gerdau Next and NW Capital, in the proportions of 33.33% and 66.67%, respectively. On December 31, 2023, the amount paid in by the Company is R$388 million.

III) On November 30, 2021, the Company, together with Grupo Córdova (comprised of Corcre, S.A.P.I. de C.V. and Juan Angel Córdova Creel), concluded the stages of the corporate reorganization of operations in Mexico involving its subsidiary Sidertúl, S.A. de C.V. ( Sidertúl) and the joint venture Gerdau Corsa, S.A.P.I. de C.V. (Gerdau Corsa) and its subsidiary Aceros Corsa, S.A. de C.V. (Aceros Corsa). The corporate reorganization was approved by the shareholders of the companies involved, as well as by the Comisión Federal de Competencia Económica – COFECE and took effect as of December 1, 2021. The corporate reorganization of the companies Sidertúl and Aceros Corsa by Gerdau Corsa is part of the process of reorganization and simplification of the corporate structure in Mexico, with the objective of: (i) strengthening the financial structure of Gerdau Corsa, with the reduction of leverage and financial expenses; (ii) centralizing the main business activities, generating greater operational efficiency for the companies involved; and (iii) optimizing internal processes, creating synergy in activities and economies of scale by reducing administrative, operational and tax costs. Additionally, the corporate reorganization reinforces the Company’s commitment to its operations in Mexico. As a result of the corporate reorganization, the Company increased its interest in Gerdau Corsa from 70% to 75%, maintaining joint control of this company with Grupo Córdova.

As a result of this corporate reorganization of operations in Mexico, the Company recognized a gain in 2021 of R$ 193,651, which is calculated as the difference between the carrying amount and the fair value of Sidertúl and R$ 193,334 for the recycling to income of the cumulative translation adjustments, which is required as the Company lost Sidertúl control, as presented in the statement of comprehensive income. The corporate reorganization resulted in the loss of control of Sidertúl and as required by IFRS Accounting Standards, the Company carried out a proportional write-off of goodwill from the North America segment in the amount of R$ 549,898, as described in Note 11, measured on the basis of the relative values of the operation disposed of and the portion of the cash-generating unit retained. The net result of this corporate reorganization was an expense of R$ 162,913 recognized in the line of Results in operations with subsidiary and joint ventures.

(b) Assets held for sale

On January 17, 2024, the Company signed an agreement for the sale of all its equity interests of 49.85% in the joint venture Diaco S.A. (and subsidiaries) and 50.00% in the joint venture Gerdau Metaldom Corp (and subsidiaries), whose acquirer is the INICIA Group, Gerdau’s partner in these companies, which were part of the Company’s South America Segment and were recorded by the equity method as of December 31, 2023. The transaction took place at a base price corresponding to US$325 million (equivalent to R$1,573 million on December 31, 2023). The Company reinforces that this transaction is in line with its capital allocation strategy, focusing on the growth and competitiveness of assets with greater potential for long-term value generation. On December 31, 2023, the Company started to present the balance of these investments in joint ventures in a specific line of the balance sheet of assets held for sale, in the amount of R$1,210,041.

Subsequent event

On February 1, 2024, after compliance with the corresponding conditions precedent, the sale of the 50.00% equity interest in the joint venture Gerdau Metaldom Corp. (and subsidiaries) was concluded. On March 14, 2024, after compliance with the corresponding conditions precedent, the sale of the 49.85% in the joint venture Diaco S.A. (and subsidiaries) was concluded.